Employee Benefit Plans - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 5	$ 37
Net interest cost	24	10
Administration fees	15	8
Defined benefit plan expense	44	55
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	3	35
Net interest cost	9
Administration fees	15	7
Defined benefit plan expense	27	42
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	12	8
Administration fees		1
Defined benefit plan expense	13	10
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	3	2
Defined benefit plan expense	$ 4	$ 3